SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Maximum
Revenue recognition
Expiry period of components from date of purchase	1 year
PRC subsidiaries and VIE entities | PRC
Revenue recognition
Business tax on the revenues earned from providing services and selling products (as a percent)	5.00%
Business tax recognized	$ 2,692	$ 2,156	$ 2,084